Annual Fund Operating Expenses	Mar. 31, 2023
Sustainable Global Listed Infrastructure ETF | Sustainable Global Listed Infrastructure ETF
Operating Expenses:
Management fees	0.49%
Distribution and service (12b-1) fees	none
Other expenses1	none	[1]
Total annual Fund operating expenses	0.49%
Energy Transition ETF | Energy Transition ETF
Operating Expenses:
Management fees	0.79%
Distribution and service (12b-1) fees	none
Other expenses1	none	[2]
Total annual Fund operating expenses	0.79%
Tax-Free USA Short Term ETF | Tax-Free USA Short Term ETF
Operating Expenses:
Management fees	0.29%
Distribution and service (12b-1) fees	none
Other expenses1	none	[3]
Total annual Fund operating expenses	0.29%

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Other expenses are based on estimated amounts for the current fiscal year.
[3]	Other expenses are based on estimated amounts for the current fiscal year.